SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Property, Plant and Equipment [Abstract]
Office equipment and furniture	$ 29,189	$ 21,407
Less: accumulated depreciation	(7,248)	(8,027)
Property and equipment, net	$ 21,941	$ 13,380